Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands		Mar. 31, 2015		Dec. 31, 2014		Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents		$ 14,000		$ 5,541		$ 4,000	$ 11,240	$ 61,470	$ 94,795
Accounts receivable, net		280,000		87,866			104,624
Inventories		536,000		110,724			137,687
Assets held for sale		0		60,964			50
Prepaid expenses and other assets		30,000		10,812			20,621
Total current assets		860,000		275,907			274,222
Property, plant, and equipment, net		2,053,000		530,537			742,946
Intangibles and other assets, net(1)		138,000		94,497			104,760
Total assets		3,051,000		900,941			1,121,928
LIABILITIES AND MEMBER'S EQUITY
Accounts payable		206,000		62,814			88,412
Accrued liabilities		243,000		205,513			122,435
Current maturities of long-term debt		13,000		30,000			13,310
Liabilities related to assets held for sale		0		2,198			0
Total current liabilities		462,000		300,525			224,157
Long-term debt		2,810,000		1,320,211			1,258,472
Other long-term liabilities		585,000		60,522			50,425
Member's (deficit) equity		(806,000)		(780,317)		(502,000)	(411,126)	(220,599)	(61,184)
Total liabilities and equity		3,051,000		900,941			1,121,928
VERSO PAPER HOLDINGS LLC
ASSETS
Cash and cash equivalents		14,000		5,541		4,000	11,240	61,470	94,795
Accounts receivable, net		280,000		87,866			104,624
Inventories		536,000		110,724			137,687
Assets held for sale				60,964			50
Prepaid expenses and other assets		30,000		10,812			20,621
Total current assets		860,000		275,907			274,222
Property, plant, and equipment, net		2,053,000		530,537			742,946
Intercompany/affiliate receivable				0
Intangibles and other assets, net(1)		138,000	[1]	94,497			104,760
Total assets		3,051,000		900,941			1,121,928
LIABILITIES AND MEMBER'S EQUITY
Accounts payable		206,000		62,814			88,412
Accrued liabilities		243,000		205,513			122,435
Current maturities of long-term debt		13,000		30,000			13,310
Liabilities related to assets held for sale				2,198
Total current liabilities		462,000		300,525			224,157
Long-term debt		2,810,000	[2]	1,320,211			1,258,472
Other long-term liabilities		585,000		60,522			50,425
Member's (deficit) equity		(806,000)		(780,317)			(411,126)
Total liabilities and equity		3,051,000		900,941			1,121,928
VERSO PAPER HOLDINGS LLC | Parent Issuer
ASSETS
Cash and cash equivalents		0		0			0
Accounts receivable, net		0
Inventories		0
Assets held for sale				0
Prepaid expenses and other assets		0
Total current assets		0
Property, plant, and equipment, net		0
Intercompany/affiliate receivable		1,380,000		1,396,872			1,335,323
Intangibles and other assets, net(1)		0
Total assets		1,380,000		1,396,872			1,335,323
LIABILITIES AND MEMBER'S EQUITY
Accrued liabilities		43,000		77,581			58,847
Current maturities of long-term debt							13,310
Liabilities related to assets held for sale				0
Total current liabilities		43,000		77,581			72,157
Intercompany/affiliate payable				0
Investment in subsidiaries		187,000		802,702	[3]		439,125
Long-term debt		1,956,000	[2]	1,296,906	[4]		1,235,167
Other long-term liabilities		0		0
Member's (deficit) equity		(806,000)		(780,317)			(411,126)
Total liabilities and equity		1,380,000		1,396,872			1,335,323
VERSO PAPER HOLDINGS LLC | Guarantor Subsidiaries
ASSETS
Cash and cash equivalents		5,000		5,526		4,000	11,230	61,453	94,722
Accounts receivable, net		86,000		87,866			104,624
Inventories		121,000		110,724			137,687
Assets held for sale				60,014			50
Prepaid expenses and other assets		8,000		9,308			20,616
Total current assets		220,000		273,438			274,207
Property, plant, and equipment, net		494,000		507,619			724,063
Intercompany/affiliate receivable		8,000		2,335			1,393
Intangibles and other assets, net(1)		87,000	[1]	93,311	[5]		103,424
Total assets		809,000		876,703			1,103,087
LIABILITIES AND MEMBER'S EQUITY
Accounts payable		52,000		62,799			88,397
Accrued liabilities		69,000		127,432			63,462
Current maturities of long-term debt		0
Liabilities related to assets held for sale				2,198
Total current liabilities		121,000		192,429			151,859
Intercompany/affiliate payable		1,399,000		1,423,289			1,335,323
Investment in subsidiaries		14,000		13,341	[3]		12,124
Long-term debt				0
Other long-term liabilities		53,000		52,599			42,502
Member's (deficit) equity		(778,000)		(804,955)			(438,721)
Total liabilities and equity		809,000		876,703			1,103,087
VERSO PAPER HOLDINGS LLC | Subsidiary Issuer
ASSETS
Cash and cash equivalents		0		0		0	0
Accounts receivable, net		0		0
Inventories		0		0
Assets held for sale				0
Prepaid expenses and other assets		0		0
Total current assets		0		0
Property, plant, and equipment, net		0		0
Intercompany/affiliate receivable		0		0
Intangibles and other assets, net(1)		0		0
Total assets		0		0
LIABILITIES AND MEMBER'S EQUITY
Accounts payable		0
Accrued liabilities		0
Current maturities of long-term debt		0
Liabilities related to assets held for sale				0
Total current liabilities		0		0
Intercompany/affiliate payable		0
Investment in subsidiaries		0
Long-term debt		0		0
Other long-term liabilities		0
Member's (deficit) equity		0
Total liabilities and equity		0		0
VERSO PAPER HOLDINGS LLC | Other
ASSETS
Cash and cash equivalents				15			10
Accounts receivable, net		0		0
Inventories		0		0
Assets held for sale				950
Prepaid expenses and other assets				1,504
Total current assets				2,469
Property, plant, and equipment, net		23,000		23,206
Intercompany/affiliate receivable		31,000		57,570
Intangibles and other assets, net(1)		1,000	[1]	1,186	[5]
Total assets		55,000		84,431
LIABILITIES AND MEMBER'S EQUITY
Accounts payable		0		15
Accrued liabilities		0		500
Current maturities of long-term debt		0		30,000
Liabilities related to assets held for sale				0
Total current liabilities				30,515
Intercompany/affiliate payable		35,000		33,488
Investment in subsidiaries		0
Long-term debt		23,000	[2]	23,305	[4]
Other long-term liabilities		8,000		8,142
Member's (deficit) equity		(11,000)		(11,019)
Total liabilities and equity		55,000		84,431
VERSO PAPER HOLDINGS LLC | Non-Guarantor Subsidiary
ASSETS
Cash and cash equivalents				5			0
Assets held for sale				950
Prepaid expenses and other assets				1,500
Total current assets				2,455
Property, plant, and equipment, net				23,206			19,171
Intercompany/affiliate receivable				26,417
Intangibles and other assets, net(1)				1,101			1,251
Total assets				53,179			20,422
LIABILITIES AND MEMBER'S EQUITY
Accrued liabilities				374
Current maturities of long-term debt				30,000
Total current liabilities				30,374
Intercompany/affiliate payable				33,488			32,546
Member's (deficit) equity				(10,683)			(12,124)
Total liabilities and equity				53,179			20,422
VERSO PAPER HOLDINGS LLC | Non-Guarantor Affiliate
ASSETS
Cash and cash equivalents				10			10	$ 17	$ 73
Prepaid expenses and other assets				4			5
Total current assets				14			15
Intercompany/affiliate receivable				31,153			31,153
Intangibles and other assets, net(1)				85			85
Total assets				31,252			31,253
LIABILITIES AND MEMBER'S EQUITY
Accounts payable				15			15
Accrued liabilities				126			126
Total current liabilities				141			141
Long-term debt				23,305			23,305
Other long-term liabilities				8,142			8,087
Member's (deficit) equity				(336)			(280)
Total liabilities and equity				31,252			31,253
VERSO PAPER HOLDINGS LLC | Eliminations
ASSETS
Cash and cash equivalents		0		0		$ 0	0
Accounts receivable, net		0		0
Inventories		0		0
Assets held for sale				0
Prepaid expenses and other assets		0		0
Total current assets		0		0
Property, plant, and equipment, net		0		(288)			(288)
Intercompany/affiliate receivable		(1,438,000)		(1,456,777)			(1,367,869)
Intangibles and other assets, net(1)		(5,000)	[1]	0
Total assets		(1,443,000)		(1,457,065)			(1,368,157)
LIABILITIES AND MEMBER'S EQUITY
Accrued liabilities		0		0
Current maturities of long-term debt		0
Liabilities related to assets held for sale				0
Total current liabilities				0
Intercompany/affiliate payable		(1,438,000)		(1,456,777)			(1,367,869)
Investment in subsidiaries		(201,000)		(816,043)	[3]		(451,249)
Long-term debt		(5,000)	[2]	0
Other long-term liabilities		0		(219)			(164)
Member's (deficit) equity		201,000		815,974			451,125
Total liabilities and equity		(1,443,000)		(1,457,065)			$ (1,368,157)
New Page Holding Inc. | VERSO PAPER HOLDINGS LLC | Non-Guarantor Subsidiary
ASSETS
Cash and cash equivalents		9,000
Accounts receivable, net		194,000
Inventories		415,000
Assets held for sale				0
Prepaid expenses and other assets		22,000
Total current assets		640,000		0
Property, plant, and equipment, net		1,536,000
Intercompany/affiliate receivable		19,000
Intangibles and other assets, net(1)	[1]	55,000
Total assets		2,250,000
LIABILITIES AND MEMBER'S EQUITY
Accounts payable		154,000
Accrued liabilities		131,000		0
Current maturities of long-term debt		13,000
Liabilities related to assets held for sale				0
Total current liabilities		298,000
Intercompany/affiliate payable		4,000
Investment in subsidiaries		0
Long-term debt		836,000	[2]	0
Other long-term liabilities		524,000		$ 0
Member's (deficit) equity		588,000
Total liabilities and equity		$ 2,250,000

[1]	Intangibles and other assets, net of Guarantor Subsidiaries include $23 million of a long-term note receivable from Verso Finance.
[2]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.
[3]	Certain amounts in the prior year presentation have been reclassified to conform to the current year presentation.
[4]	Intangibles and other assets, net of Guarantor Subsidiaries include $23 million of a long-term note receivable from Verso Finance.
[5]	Intangibles and other assets, net of Guarantor Subsidiaries include $23 million of a long-term note receivable from Verso Finance.